Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

21. Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations for 2011 and 2010 are summarized in the table below:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
2011
Total revenues	$15,908	$17,145	$20,454	$16,735
Total expenses	$14,623	$15,636	$15,338	$15,460
Income (loss) from continuing operations, net of income tax	$924	$1,061	$3,444	$963
Income (loss) from discontinued operations, net of income tax	$(40)	$32	$6	$25
Net income (loss)	$884	$1,093	$3,450	$988
Less: Net income (loss) attributable to noncontrolling interests	$7	$(7)	$(6)	$(2)
Net income (loss) attributable to MetLife, Inc.	$877	$1,100	$3,456	$990
Less: Preferred stock dividends	$30	$31	$30	$31
Preferred stock redemption premium	$146	$—	$—	$—
Net income (loss) available to MetLife, Inc.’s common shareholders	$701	$1,069	$3,426	$959
Basic earnings per common share:
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$0.70	$0.98	$3.22	$0.88
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$(0.04)	$0.03	$0.01	$0.02
Net income (loss) attributable to MetLife, Inc.	$0.83	$1.04	$3.26	$0.93
Net income (loss) available to MetLife, Inc.’s common shareholders	$0.66	$1.01	$3.23	$0.90
Diluted earnings per common share:
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$0.70	$0.97	$3.20	$0.88
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$(0.04)	$0.03	$0.01	$0.02
Net income (loss) attributable to MetLife, Inc.	$0.82	$1.03	$3.24	$0.93
Net income (loss) available to MetLife, Inc.’s common shareholders	$0.66	$1.00	$3.21	$0.90
2010
Total revenues	$13,096	$14,137	$12,335	$12,680
Total expenses	$11,928	$11,786	$11,987	$12,817
Income (loss) from continuing operations, net of income tax	$816	$1,526	$291	$(13)
Income (loss) from discontinued operations, net of income tax	$6	$11	$3	$23
Net income (loss)	$822	$1,537	$294	$10
Less: Net income (loss) attributable to noncontrolling interests	$(1)	$(10)	$4	$3
Net income (loss) attributable to MetLife, Inc.	$823	$1,547	$290	$7
Less: Preferred stock dividends	$30	$31	$30	$31
Net income (loss) available to MetLife, Inc.’s common shareholders	$793	$1,516	$260	$(24)
Basic earnings per common share:
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$0.95	$1.83	$0.30	$(0.04)
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$0.01	$0.01	$—	$0.02
Net income (loss) attributable to MetLife, Inc.	$1.00	$1.88	$0.33	$0.01
Net income (loss) available to MetLife, Inc.’s common shareholders	$0.96	$1.84	$0.30	$(0.02)
Diluted earnings per common share:
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$0.95	$1.82	$0.29	$(0.04)
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$0.01	$0.01	$—	$0.02
Net income (loss) attributable to MetLife, Inc.	$0.99	$1.86	$0.33	$0.01
Net income (loss) available to MetLife, Inc.’s common shareholders	$0.96	$1.83	$0.29	$(0.02)